Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	[2]	Dec. 31, 2016
Net Sales	[1]	€ 10,944.0	€ 8,962.7		€ 6,875.1	[2]
Cost of sales		(5,914.8)	(4,942.5)		(3,729.8)	[2]
Gross profit		5,029.2	4,020.2		3,145.3	[2]
Other income		0.0	95.8		93.8	[2]
Research and development costs		(1,575.9)	(1,259.7)		(1,105.8)	[2]
Selling, general and administrative costs		(488.0)	(416.6)		(374.8)	[2]
Income from operations		2,965.3	2,439.7		1,758.5	[2]
Interest and other, net		(28.3)	(50.3)		33.7	[2]
Income before income taxes		2,937.0	2,389.4	[3]	1,792.2	[2],[3]
Provision for income taxes		(351.6)	(306.0)	[3]	(234.4)	[2],[3]
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest		2,585.4	2,083.4		1,557.8	[2]
Profit (loss) related to equity method investments		(6.2)	16.7		0.0	[2]
Net income	[4]	€ 2,591.6	€ 2,066.7	[5],[6]	€ 1,557.8	[2],[5],[6]
Basic net income per ordinary share (in EUR per share)		€ 6.10	€ 4.81		€ 3.66	[2]
Diluted net income per ordinary share (in EUR per share)	[7],[8]	€ 6.08	€ 4.79	[9]	€ 3.64	[9]
Number of ordinary shares used in computing per share amounts
Basic		424.9	429.8		425.6	[2]
Diluted	[7],[8]	426.4	431.6		427.7	[2]
System Sales [Member]
Net Sales	[9]	€ 8,259.1	€ 6,424.4	[10],[11]	€ 4,718.9	[2],[10],[11],[12],[13]
Cost of sales		(4,141.2)	(3,439.9)		(2,423.9)	[2],[9]
Service and Field Options [Member]
Net Sales	[9]	2,684.9	2,538.3		2,156.2	[2]
Cost of sales		€ (1,773.6)	€ (1,502.6)		€ (1,305.9)	[2],[9]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. The Retained Earnings balance at January 1, 2016 has been increased by EUR 66.1 million to reflect the changes in the new Revenue Recognition Standard.
[5]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[6]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[7]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. 2.The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[8]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[9]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[10]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[11]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[12]	2.As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[13]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.